Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2026 TWD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 TWD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 TWD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2024 HKD ($)
Deposit not covered by insurance	$ 1,322,835	$ 34,195
Interest rate terms	it is estimated that a general increase/ decrease of 100 basis points in interest rates, with all other variables held constant, would have increased/ decreased the Company’s loss for the year
Increase decrease in profit after tax	$ 44,081	33,491
Exchanges rates	7.8000				7.8000	7.8000
Impairment of long-lived assets	$ 0	0	$ 0
Premium paid	165,493	165,493
Initial premimum payment	173,563	167,224
Interest income	51,834	44,226
Insurance expenses	29,805	27,055
Cash surrender charge	13,959	15,440
Revenue not yet recognized	7,109,595	20,257,231
Uncertain tax positions	0	0
Mr. Chi Ming Lam [Member]
Cash insured amount	1,000,000
HONG KONG
Deposited with financial institutions	287,837	249,923
Cash deposit	102,564	102,564			$ 800,000		$ 800,000		$ 800,000	$ 500,000
TAIWAN
Deposited with financial institutions	1,359,967
Cash deposit	$ 94,132	$ 94,132		$ 3,000,000		$ 3,000,000		$ 3,000,000